Parametric

Commodity Strategy Fund

September 30, 2021

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Short-Term Investments — 97.5%

U.S. Treasury Obligations — 90.6%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 10/7/21	$59,300	$59,299,679
U.S. Treasury Bill, 0.00%, 11/4/21(1)	46,000	45,996,959
U.S. Treasury Bill, 0.00%, 11/9/21	10,000	9,999,445
U.S. Treasury Bill, 0.00%, 12/2/21	34,200	34,198,125
U.S. Treasury Bill, 0.00%, 12/30/21(1)	62,000	61,994,575
U.S. Treasury Bill, 0.00%, 1/27/22	34,000	33,995,514
U.S. Treasury Bill, 0.00%, 2/24/22	20,000	19,996,350
U.S. Treasury Bill, 0.00%, 7/14/22(1)	118,000	117,939,066
U.S. Treasury Bill, 0.00%, 8/11/22(1)	30,000	29,982,338
U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/22(2)	8,442	8,503,803
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/22(2)	14,030	14,226,484
U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/22(2)	25,401	26,015,115
U.S. Treasury Note, 0.125%, 5/31/22	10,000	10,003,066
U.S. Treasury Note, 0.125%, 6/30/22	12,000	12,004,198
U.S. Treasury Note, 0.375%, 3/31/22	15,000	15,023,811
U.S. Treasury Note, 1.50%, 1/31/22	40,000	40,193,169
U.S. Treasury Note, 1.50%, 8/15/22	24,000	24,299,182
U.S. Treasury Note, 1.75%, 2/28/22(1)	59,750	60,171,365
U.S. Treasury Note, 1.75%, 3/31/22(1)	80,000	80,677,006
U.S. Treasury Note, 1.75%, 4/30/22	82,000	82,806,391
U.S. Treasury Note, 1.75%, 5/15/22	25,000	25,264,458
U.S. Treasury Note, 1.75%, 5/31/22	47,000	47,526,654
U.S. Treasury Note, 1.75%, 7/15/22	500	506,543
U.S. Treasury Note, 1.875%, 1/31/22	50,000	50,303,608
U.S. Treasury Note, 1.875%, 2/28/22	28,900	29,117,354
U.S. Treasury Note, 1.875%, 3/31/22(1)	29,300	29,563,977
U.S. Treasury Note, 1.875%, 4/30/22	20,000	20,211,525
U.S. Treasury Note, 1.875%, 7/31/22	500	507,482
U.S. Treasury Note, 1.875%, 8/31/22	24,000	24,394,861
U.S. Treasury Note, 2.00%, 12/31/21	10,000	10,048,383
U.S. Treasury Note, 2.125%, 12/31/21	18,000	18,092,652
U.S. Treasury Note, 2.125%, 5/15/22(1)	58,650	59,403,300
U.S. Treasury Note, 2.25%, 4/15/22	29,000	29,342,899
U.S. Treasury Note, 2.375%, 3/15/22	50,000	50,532,402
U.S. Treasury Note, 2.50%, 1/15/22	42,500	42,800,716

Total U.S. Treasury Obligations (identified cost $1,225,026,895)		$1,224,942,455

Affiliated Fund — 6.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	93,910,069	$93,910,069

Total Affiliated Fund (identified cost $93,910,069)		$93,910,069

Total Short-Term Investments (identified cost $1,318,936,964)		$1,318,852,524

Total Investments — 97.5% (identified cost $1,318,936,964)	$1,318,852,524

Other Assets, Less Liabilities — 2.5%	$33,865,616

Net Assets — 100.0%	$1,352,718,140

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Commodity Futures
Brent Crude Oil	320	Long	11/30/21	$24,809,600	$1,969,686
Cocoa	880	Long	12/15/21	23,337,600	2,616,986
Coffee	663	Long	12/20/21	48,233,250	9,589,691
Copper	441	Long	12/29/21	45,081,225	(1,810,416)
Corn	1,791	Long	12/14/21	48,065,963	524,696
Cotton No. 2	507	Long	12/8/21	26,820,300	5,085,046
Feeder Cattle	148	Long	1/27/22	11,408,950	(802,910)
Gold	545	Long	12/29/21	95,756,500	(5,461,996)
Hard Red Winter Wheat	331	Long	12/14/21	12,110,463	2,275,994
Lean Hogs	793	Long	12/14/21	27,088,880	1,104,792
Live Cattle	914	Long	12/31/21	45,965,060	(2,892,949)
LME Copper	178	Long	10/18/21	39,785,225	(1,663,143)
LME Copper	189	Long	11/15/21	42,228,506	(2,417,723)
LME Copper	196	Long	12/15/21	43,787,625	(2,430,400)
LME Lead	363	Long	10/18/21	19,134,638	(1,706,100)
LME Lead	399	Long	11/15/21	20,952,488	(2,722,788)
LME Lead	444	Long	12/13/21	23,265,600	(2,220,663)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
LME Nickel	379	Long	10/18/21	$40,808,067	$(106,878)
LME Nickel	392	Long	11/15/21	42,196,056	(3,088,779)
LME Nickel	431	Long	12/13/21	46,383,789	(4,529,546)
LME Primary Aluminum	1,406	Long	10/18/21	100,168,713	11,307,713
LME Primary Aluminum	1,377	Long	11/15/21	98,343,619	9,974,819
LME Primary Aluminum	1,401	Long	12/15/21	100,075,181	4,436,119
LME Tin	66	Long	10/18/21	11,556,930	1,105,830
LME Tin	68	Long	11/15/21	11,771,140	30,565
LME Tin	69	Long	12/13/21	11,771,745	367,425
LME Zinc	591	Long	10/18/21	44,018,419	612,453
LME Zinc	611	Long	11/15/21	45,588,238	144,565
LME Zinc	617	Long	12/13/21	46,074,475	(161,963)
Low Sulphur Gasoil	755	Long	12/10/21	50,660,500	5,015,784
Natural Gas	1,890	Long	12/29/21	114,779,700	53,776,954
NY Harbor ULSD	507	Long	11/30/21	49,655,479	3,937,228
Palladium	131	Long	12/29/21	24,887,380	(7,057,259)
Platinum	507	Long	1/27/22	24,396,840	(1,366,638)
RBOB Gasoline	1,067	Long	11/30/21	96,623,465	4,939,203
Robusta Coffee	574	Long	11/24/21	12,203,240	1,946,060
Silver	874	Long	12/29/21	96,345,390	(15,088,957)
Soybean	732	Long	1/14/22	46,317,300	(1,290,524)
Soybean Meal	691	Long	1/14/22	22,872,100	(794,256)
Soybean Oil	1,395	Long	1/14/22	49,006,350	(203,547)
Sugar No. 11	1,044	Long	2/28/22	23,783,155	1,965,380
Wheat	689	Long	12/14/21	24,993,475	3,026,626
White Sugar	450	Long	11/15/21	11,538,000	128,375
WTI Crude Oil	331	Long	11/19/21	24,725,700	1,967,757
LME Copper	(178)	Short	10/18/21	(39,785,225)	2,320,675
LME Copper	(189)	Short	11/15/21	(42,228,506)	2,318,794
LME Lead	(363)	Short	10/18/21	(19,134,638)	2,500,163
LME Lead	(399)	Short	11/15/21	(20,952,488)	2,137,144
LME Nickel	(379)	Short	10/18/21	(40,808,067)	2,945,967
LME Nickel	(392)	Short	11/15/21	(42,196,056)	4,358,844
LME Primary Aluminum	(1,406)	Short	10/18/21	(100,168,713)	(9,938,663)
LME Primary Aluminum	(1,377)	Short	11/15/21	(98,343,619)	(4,535,494)
LME Primary Aluminum	(65)	Short	12/15/21	(4,643,031)	59,313
LME Tin	(66)	Short	10/18/21	(11,556,930)	(22,110)
LME Tin	(68)	Short	11/15/21	(11,771,140)	(503,540)
LME Zinc	(591)	Short	10/18/21	(44,018,419)	(99,731)
LME Zinc	(611)	Short	11/15/21	(45,588,238)	171,691

					$71,745,365

Abbreviations:

LME	-	London Metal Exchange

RBOB	-	Reformulated Blendstock for Oxygenate Blending

ULSD	-	Ultra-Low Sulfur Diesel

WTI	-	West Texas Intermediate

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2021 were $264,258,873 or 19.5% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

At September 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

At September 30, 2021, the value of the Fund’s investment in affiliated funds was $93,910,069, which represents 6.9% of the Fund’s consolidated net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$77,222,587	$1,178,992,303	$(1,162,305,384)	$563	$—	$93,910,069	$29,533	93,910,069

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments -
U.S. Treasury Obligations	$—	$1,224,942,455	$—	$1,224,942,455
Affiliated Fund	—	93,910,069	—	93,910,069
Total Investments	$—	$1,318,852,524	$—	$1,318,852,524
Futures Contracts	$144,662,338	$—	$—	$144,662,338
Total	$144,662,338	$1,318,852,524	$—	$1,463,514,862

Liability Description
Futures Contracts	$(72,916,973)	$—	$—	$(72,916,973)
Total	$(72,916,973)	$—	$—	$(72,916,973)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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